SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interest (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 17, 2023 USD ($)	Mar. 17, 2023 CNY (¥)	Mar. 16, 2023 USD ($)	Mar. 16, 2023 CNY (¥)
Non-controlling interest
Non-controlling interest	$ 6,087,019		$ 6,365,433
Capital contribution	$ 5,304
Shanghai
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 65,652		$ 234,941
Beijing
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 867,501		$ 771,142
Qinghai
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 193,753		$ 235,710
Harbin
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 436,332		$ 463,615
Zhengzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 277,424		$ 361,825
Chengdu
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 268,966		$ 260,054
Guangzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 310,888		$ 279,086
Changchun
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 275,496		$ 331,372
Hefei
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 278,903		$ 262,357
Hangzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 437,487		$ 448,796
Tianjin
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 477,013		$ 401,220
Shenzhen
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 122,690		$ 147,123
Qingdao
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 93,626		$ 95,005
Kunming
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 740,138		$ 649,401
Xi'an
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 174,271		$ 260,115
Shijiazhuang
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 652,868		$ 601,817
Ningbo
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 192,754		$ 180,341
Chongqing
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 156,366		$ 166,827
Changyun
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 48,995		$ 214,686		$ (139,801)	¥ 1,000,000	$ (699,007)	¥ 5,000,000
Capital contribution	$ 179,185	¥ 1,096,000	$ 98,220	¥ 704,000
Nanjing
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Suzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 10,800
Changzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%
Non-controlling interest	$ 5,096
Zibo
Non-controlling interest
Ownership by non controlling owners (as a percent)	45.00%		45.00%